Contingencies	6 Months Ended
Dec. 31, 2023
Contingencies
Contingencies
11.	Contingencies

On January 27, 2022, a putative securities class action lawsuit was filed against the Company, Robert Mintak and Kara Norman in the United States District Court for the Eastern District of New York, captioned Gloster v. Standard Lithium Ltd., et al., 22-cv-0507 (E.D.N.Y.) (the “Action”). The complaint purports to seek relief on behalf of a class of investors who purchased or otherwise acquired the Company’s publicly traded securities between May 19, 2020 and November 17, 2021, and asserts violations of Section 10(b) of the U.S. Securities Exchange Act of 1934, as amended (the “Exchange Act”) against all defendants and Section 20(a) of the Exchange Act against the individually-named defendants. On April 27, 2022, the court granted Curtis T. Arata’s motion for appointment as lead plaintiff in the Action. Lead plaintiff filed an amended complaint on June 29, 2022, adding Andrew Robinson as a defendant and extending the class period to February 3, 2022. The amended complaint alleges, among other things, that during the proposed class period, defendants misrepresented and/or failed to disclose certain facts regarding the Company’s LiSTR DLE technology and “final product lithium recovery percentage” at its DLE Demonstration Plant in southern Arkansas. The amended complaint seeks various forms of relief, including monetary damages in an unspecified amount. Defendants filed a motion to dismiss the amended complaint on August 10, 2022, which became fully briefed on September 28, 2022. The Company intends to vigorously defend against the Action. As at December 31, 2023, the Company has not recorded any provision associated with this matter, as the outcome is undeterminable at this time.